Purchases and other expenses - Restructuring and integration costs - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs	€ (456)	€ (125)	€ (331)
SPAIN
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs			€ (155)
Equant
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs		€ (30)
Orange Business [Member]
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs	(173)
Orange Business [Member] | FRANCE
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs	€ (176)